Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands, shares in Millions		3 Months Ended
	May 27, 2022	Mar. 31, 2025	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ordinary shares value	$ 800	$ 6,612
Carrying value of the Company's Level 3 financial assets		247,750		$ 276,839	$ 309,162
UltraDx | Variable interest entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of contingent consideration collaboration			1.0
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of the Company's Level 3 financial assets		0		0	$ 0
Nonrecurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of the Company's Level 3 financial assets		$ 800		$ 800